Stock-Based Compensation (Tables)	12 Months Ended
Mar. 31, 2012
Stock-Based Compensation [Abstract]
Summary Of The Stock Acquisition Rights Transactions

	Fiscal year ended March 31, 2012
	Number of shares	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
			(in years)	(in millions)
Outstanding, beginning of fiscal year	14,857,200	¥1
Granted	8,323,100	1
Exercised	(3,639,600)	1
Forfeited or Expired	(166,500)	1

Outstanding, end of fiscal year	19,374,200	¥1	28.33	¥7,963

Exercisable, end of fiscal year	—	¥—	—	¥—

Fair Value Assumption Of The Stock Acquisition Rights

	Fiscal year ended March 31,
	2011	2012
Risk-free interest rate	0.23%	0.29%
Expected volatility	43.97%	44.96%
Expected term (in years)	4	4
Expected dividend yield	2.91%	3.13%

Summary Of UNBC's Management Stock Plan

Grant Date	Units Granted	Fair Value of Stock	Vesting Duration	Pro-rata Vesting Date
Grant Date
November 15, 2010	3,995,505	$4.72	3 years	April 15
April 15, 2011	4,754,105	4.69	3 years	April 15
July 15, 2011	180,740	4.94	3 years	July 15

Rollforward Of UNBC's Restricted Stock Units Under The Stock Bonus Plan

	Restricted Stock Units
	2010	2011
Units outstanding, beginning of year	—	3,943,590
Activity during the year:
Granted	3,995,505	4,934,845
Vested	10,595	1,435,268
Forfeited	41,320	304,833

Units outstanding, end of year	3,943,590	7,138,334

Summary Of UNBC's Compensation Related Costs

	December 31,
	(in millions)
	2010	2011
Compensation costs	$3	$15
Tax benefit	1	6
Unrecognized compensation costs	16	22